Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Gross Amount	$ 16,298,059	$ 6,718,672
Offset Amount	0	0
Net amounts in Statement Financial Position	16,298,059	6,718,672
Subject to netting agreements	(11,654,172)	(6,488,983)
Total Net Amount	4,643,887	229,689
Financial Liabilities
Gross Amount	13,037,243	7,118,196
Offset Amount	0	0
Net amounts in Statement Financial Position	13,037,243	7,118,196
Subject to netting agreements	(11,654,172)	(6,488,983)
Total Net Amount	1,383,071	629,213
Derivative Liabilities
Financial Liabilities
Gross Amount	13,037,243	7,118,196
Offset Amount	0	0
Net amounts in Statement Financial Position	13,037,243	7,118,196
Subject to netting agreements	(11,654,172)	(6,488,983)
Total Net Amount	1,383,071	629,213
Derivative Assets
Financial Assets
Gross Amount	16,298,059	6,718,672
Offset Amount	0	0
Net amounts in Statement Financial Position	16,298,059	6,718,672
Subject to netting agreements	(11,654,172)	(6,488,983)
Total Net Amount	$ 4,643,887	$ 229,689